Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 01, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 81,120
Capital work-in-progress		19,309		₨ 20,348
Ending balance		85,192	$ 1,165	81,120
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		161,644		141,006
Reclassified on adoption of IFRS 16					₨ (3,420)
Translation adjustment		432		1,654
Additions		20,005		26,254
Additions through Business combinations		84		429
Disposals		(6,971)		(4,279)
Ending balance		175,194		161,644
Gross carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				137,586
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		100,872		93,178
Reclassified on adoption of IFRS 16					(2,177)
Translation adjustment		217		1,187
Depreciation and impairment	[1],[2]	14,529		11,678
Disposals		(6,307)		(2,994)
Ending balance		109,311		100,872
Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				91,001
Land [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,761		3,697
Translation adjustment		5		9
Additions		107		55
Disposals		(58)
Ending balance		3,815		3,761
Land [member] | Gross carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				3,697
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		36,510		27,490
Translation adjustment		100		84
Additions		3,569		9,130
Additions through Business combinations				5
Disposals		(765)		(199)
Ending balance		39,414		36,510
Buildings [member] | Gross carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				27,490
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,948		6,715
Translation adjustment		32		32
Depreciation and impairment	[1]	1,500		1,319
Disposals		(695)		(118)
Ending balance		8,785		7,948
Buildings [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				6,715
Plant and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	100,695		92,366
Reclassified on adoption of IFRS 16	[2]				(3,420)
Translation adjustment	[2]	303		1,437
Additions	[2]	14,362		13,571
Additions through Business combinations	[2]	27		417
Disposals	[2]	(4,532)		(3,676)
Ending balance	[2]	110,855		100,695
Plant and equipment [member] | Gross carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]			88,946
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	78,056		73,188
Reclassified on adoption of IFRS 16	[2]				₨ (2,177)
Translation adjustment	[2]	174		1,066
Depreciation and impairment	[1]	11,123		8,628
Disposals	[2]	(4,313)		(2,649)
Ending balance	[2]	85,040		78,056
Plant and equipment [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]			71,011
Furniture fixtures and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,870		16,505
Translation adjustment		25		129
Additions		1,958		3,487
Additions through Business combinations		57		7
Disposals		(1,218)		(258)
Ending balance		20,692		19,870
Furniture fixtures and equipment [member] | Gross carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				16,505
Furniture fixtures and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14,141		12,593
Translation adjustment		11		91
Depreciation and impairment	[1]	1,845		1,556
Disposals		(908)		(99)
Ending balance		15,089		14,141
Furniture fixtures and equipment [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				12,593
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		808		948
Translation adjustment		(1)		(5)
Additions		9		11
Disposals		(398)		(146)
Ending balance		418		808
Vehicles [member] | Gross carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				948
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		727		682
Translation adjustment				(2)
Depreciation and impairment	[1]	61		175
Disposals		(391)		(128)
Ending balance		₨ 397		727
Vehicles [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				₨ 682

[1]	Includes impairment charge on certain software platforms amounting to ₹ 1,480, Nil and ₹ 285 for the year ended March 31, 2019, 2020 and 2021, respectively.
[2]	Including net carrying value of computer equipment and software amounting to ₹ 16,844 and ₹ 18,508, as at March 31, 2020 and 2021, respectively.